MERGER AND ACQUISITIONS - Merger by absorption between Credicorp Capital Holding Chile S.A. and Inversiones IMT S.A. (Details) - Inversiones IMT S.A. - Credicorp Capital Holding Chile S.A	Feb. 21, 2018 shares
Disclosure of detailed information about business combination [line items]
Number of shares in acquiree held by acquirer immediately before acquisition date	11
Ownership interest held	100.00%
Number of days of uninterrupted period	10 days